TFA TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 95.39%	Shares	Value

Asset Allocation Fund - 3.29%
SPDR Bloomberg Convertible Securities ETF	10,900	$835,158

Commodity Fund - 1.45%
SPDR Gold Shares (a)	1,280	368,819

Debt Funds - 77.63%
FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	76,500	2,779,245
Invesco Senior Loan ETF (b)	46,200	956,340
Invesco Ultra Short Duration ETF	6,500	325,780
iShares 0-5 Year TIPS Bond ETF	8,328	861,698
iShares 7-10 Year Treasury Bond ETF (b)	3,100	295,647
iShares 10-20 Year Treasury Bond ETF	8,200	850,750
iShares 20+ Year Treasury Bond ETF	32,600	2,967,578
iShares Core U.S. Aggregate Bond ETF (b)	14,600	1,444,232
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,800	1,250,142
iShares TIPS Bond ETF	11,800	1,310,862
iShares U.S. & Intl High Yield Corp Bond ETF	19,054	849,046
JPMorgan Income ETF	18,459	850,406
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	2,170	218,345
ProShares High Yield-Interest Rate Hedged ETF	17,700	1,133,600
ProShares UltraShort 20+ Year Treasury	26,400	888,360
SPDR Bloomberg High Yield Bond ETF	10,900	1,038,770
SPDR Bloomberg Short Term High Yield Bond ETF (b)	37,700	948,532
SPDR DoubleLine Emerging Markets Fixed Income ETF	17,286	745,027
		19,714,360
Equity Funds - 13.02%
FT Vest Laddered Nasdaq Buffer ETF (a)	9,400	280,684
Innovator Laddered Allocation Buffer ETF (a)	9,000	282,780
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	45,200	1,275,996
iShares Mortgage Real Estate ETF	8,400	188,496
ProShares Ultra Dow30	1,440	131,746
ProShares Ultra QQQ	3,300	293,304
Vanguard Total Stock Market ETF	3,100	852,004
		3,305,010

TOTAL EXCHANGE-TRADED FUNDS (Cost $24,147,728)		24,223,347

SHORT-TERM INVESTMENTS - 4.99%
Federated Hermes Government Obligations Fund - Institutional Class, 4.21% (c)	183,001	183,001
Fidelity Government Portfolio - Institutional Class, 4.23% (c)	1,084,990	1,084,990

SHORT-TERM INVESTMENTS (Cost $1,267,991)		1,267,991

INVESTMENTS AT VALUE (Cost $25,415,719) - 100.38%		$25,491,338

LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.38%)		(95,777)

NET ASSETS - 100.00%		$25,395,561

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at March 31, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

PIMCO - Pacific Investment Management Company LLC

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

COMMON STOCK - 28.99%	Shares	Value

Auto Manufacturers - 0.86%
Tesla, Inc. (a)	1,105	$286,372

Beverages - 2.30%
Coca-Cola Co.	10,711	767,122

Biotechnology - 1.11%
Gilead Sciences, Inc.	3,308	370,662

Commercial Services - 0.53%
United Rentals, Inc.	283	177,356

Computers - 4.44%
Apple, Inc.	3,371	748,800
Leidos Holdings, Inc.	4,013	541,514
Parsons Corp. (a)	3,200	189,472
		1,479,786
Cosmetics & Personal Care - 0.85%
Procter & Gamble Co.	1,666	283,920

Environmental Control - 0.62%
Republic Services, Inc.	856	207,289

Insurance - 1.31%
Axis Capital Holdings Ltd. - Bermuda	4,343	435,342

Internet - 5.03%
Alphabet, Inc. - Class A	3,655	565,209
Amazon.com, Inc. (a)	3,077	585,430
Meta Platforms, Inc. - Class A	646	372,329
PDD Holdings, Inc. - ADR - Ireland (a)	1,300	153,855
		1,676,823
Oil & Gas Services - 1.47%
Schlumberger NV	11,742	490,816

Pharmaceuticals - 3.79%
Cencora, Inc.	2,135	593,722
Corcept Therapeutics, Inc. (a)	5,855	668,758
		1,262,480
Semiconductors - 2.53%
Broadcom, Inc.	877	146,836
NVIDIA Corp.	6,423	696,125
		842,961
Software - 4.15%
Adobe, Inc. (a)	576	220,913
Agilysys, Inc. (a)	1,630	118,240
Microsoft Corp.	2,783	1,044,710
		1,383,863

TOTAL COMMON STOCK (Cost $9,434,064)		9,664,792

EXCHANGE-TRADED FUNDS - 65.45%

Alternative Fund - 1.30%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	6,739	431,835

Asset Allocation Funds - 20.03%
Direxion HCM Tactical Enhanced U.S. ETF	68,769	2,077,511
HCM Defender 100 Index ETF	40,476	2,367,036
HCM Defender 500 Index ETF	46,260	2,233,895
		6,678,442
Commodity Funds - 0.15%
SPDR Gold Shares (a)	170	48,984

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 65.45% (continued)	Shares	Value

Debt Funds - 14.00%
First Trust Enhanced Short Maturity ETF	3,000	$179,520
FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	5,300	192,549
Invesco Senior Loan ETF	9,300	192,510
iShares 0-5 Year TIPS Bond ETF	6,164	637,789
iShares 20+ Year Treasury Bond ETF	550	50,067
iShares U.S. & Intl High Yield Corp Bond ETF	14,167	631,282
JPMorgan Income ETF	7,385	340,227
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	2,900	271,614
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	2,800	281,736
SPDR Bloomberg 1-3 Month T-Bill ETF	15,494	1,421,265
SPDR Bloomberg Short Term High Yield Bond ETF	6,800	171,088
SPDR DoubleLine Emerging Markets Fixed Income ETF	6,916	298,080
		4,667,727
Equity Funds - 29.97%
Cambria Global Value ETF	1,879	46,505
Communication Services Select Sector SPDR Fund	2,010	193,864
Consumer Discretionary Select Sector SPDR Fund	870	171,790
Direxion NASDAQ-100 Equal Weighted Index Shares	3,200	279,008
Energy Select Sector SPDR Fund	720	67,284
Fidelity Dividend ETF for Rising Rates	430	21,479
Financial Select Sector SPDR Fund (b)	5,000	249,050
First Trust Developed Markets ex-U.S. AlphaDEX Fund	483	28,135
First Trust Dorsey Wright Momentum & Dividend ETF	755	28,516
First Trust NASDAQ Technology Dividend Index Fund	690	50,791
FT Vest Laddered Buffer ETF (a) (b)	15,600	463,164
FT Vest U.S. Equity Moderate Buffer ETF - August (a)	6,132	213,056
Global X MLP & Energy Infrastructure ETF	450	28,714
Industrial Select Sector SPDR Fund	510	66,846
Innovator Growth 100 Power Buffer ETF - April (a) (b)	3,800	181,260
Innovator Growth 100 Power Buffer ETF - January (a) (b)	4,000	185,488
Innovator Growth 100 Power Buffer ETF - July (a) (b)	3,282	197,008
Innovator Growth-100 Power Buffer ETF - October (a) (b)	3,700	183,943
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	2,800	97,748
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	3,560	100,499
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	2,980	100,829
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (a) (b)	3,360	100,055
Innovator U.S. Equity Accelerated ETF - Quarterly (a)	3,300	114,713
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Pure Value ETF	313	28,906
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	320	21,229
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Top 50 ETF	1,910	87,898
Invesco International BuyBack Achievers ETF	500	22,830
Invesco QQQ Trust Series 1	4,603	2,158,439
Invesco S&P 100 Equal Weight ETF	210	21,649
iShares Core S&P 500 ETF	200	112,380
iShares Core S&P Mid-Cap ETF	1,950	113,783
iShares ESG Aware MSCI EM ETF	821	28,694
iShares Expanded Tech Sector ETF	1,200	108,804
iShares Mortgage Real Estate ETF	1,600	35,904
iShares MSCI Global Gold Miners ETF	779	29,882
iShares MSCI Global Silver and Metals Miners ETF	1,957	29,335
iShares MSCI USA Min Vol Factor ETF	4,400	412,104
iShares MSCI USA Momentum Factor ETF	185	37,394
iShares U.S. Financials ETF	840	94,794
iShares U.S. Home Construction ETF	860	81,881
iShares U.S. Technology ETF	750	105,330
ProShares Ultra QQQ	16,000	1,422,080
ProShares Ultra S&P500	1,590	131,620
Putnam Focused Large Cap Value ETF	1,002	38,156
SPDR S&P Insurance ETF	480	29,054
Technology Select Sector SPDR Fund (b)	830	171,378
Vanguard Growth ETF (b)	290	107,538
Vanguard Total Stock Market ETF (b)	3,900	1,071,876
Vanguard Value ETF (b)	400	69,096
Virtus Private Credit Strategy ETF	12,000	252,240
		9,994,019

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 65.45% (continued)	Shares	Value

TOTAL EXCHANGE-TRADED FUNDS (Cost $20,566,840)		$21,821,007

SHORT-TERM INVESTMENTS - 5.62%
Federated Hermes Government Obligations Fund - Institutional Class, 4.21% (c)	284,560	284,560
Federated Hermes Treasury Obligations Fund - Institutional Class, 4.20% (c)	174,916	174,916
Fidelity Government Portfolio - Institutional Class, 4.23% (c)	1,412,169	1,412,169

SHORT-TERM INVESTMENTS (Cost $1,871,645)		1,871,645

INVESTMENTS AT VALUE (Cost $31,872,549) - 100.06%		$33,357,444

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.06%)		(18,617)

NET ASSETS - 100.00%		$33,338,827

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at March 31, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

Ltd. - Limited

MLP - Master Limited Partnerships

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch Public Company)

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 88.97%	Shares	Value

Alternative Fund - 1.51%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	12,700	$813,816

Asset Allocation Funds - 20.80%
Direxion HCM Tactical Enhanced U.S. ETF	115,774	3,497,533
HCM Defender 100 Index ETF	62,048	3,628,567
HCM Defender 500 Index ETF	83,852	4,049,213
		11,175,313
Debt Funds - 6.39%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	11,900	1,197,378
SPDR Bloomberg 1-3 Month T-Bill ETF	24,400	2,238,212
		3,435,590
Equity Funds - 60.27%
Direxion NASDAQ-100 Equal Weighted Index Shares	13,500	1,177,065
First Trust NASDAQ Technology Dividend Index Fund	3,770	277,510
FT Vest Laddered Buffer ETF (a) (b)	87,000	2,583,030
Innovator Growth 100 Power Buffer ETF - April (a) (b)	8,500	405,450
Innovator Growth 100 Power Buffer ETF - January (a) (b)	8,900	412,711
Innovator Growth 100 Power Buffer ETF - July (a) (b)	6,700	402,179
Innovator Growth 100 Power Buffer ETF - October (a) (b)	8,100	402,685
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	6,200	216,442
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	7,200	203,256
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	6,100	206,396
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (a) (b)	6,700	199,514
Innovator U.S. Equity Accelerated ETF - Quarterly (a)	44,000	1,529,510
Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	10,200	469,404
Invesco QQQ Trust Series 1	8,633	4,048,186
iShares Expanded Tech Sector ETF	6,400	580,288
iShares MSCI USA Min Vol Factor ETF	13,700	1,283,142
iShares Semiconductor ETF	260	48,924
iShares U.S. Financials ETF	4,530	511,210
iShares U.S. Home Construction ETF	4,670	444,631
iShares U.S. Technology ETF	25,095	3,524,342
ProShares Ultra QQQ (b)	86,900	7,723,672
ProShares Ultra S&P 500	13,900	1,150,642
ProShares UltraPro S&P 500	9,600	709,440
Technology Select Sector SPDR Fund (b)	1,480	305,590
Vanguard Total Stock Market ETF (b)	13,000	3,572,920
		32,388,139

TOTAL EXCHANGE-TRADED FUNDS (Cost $45,122,625)		47,812,858

SHORT-TERM INVESTMENTS - 11.05%
Federated Hermes Treasury Obligations Fund - Institutional Class, 4.20% (c)	343,507	343,507
Fidelity Government Portfolio - Institutional Class, 4.23% (c)	5,594,044	5,594,044

SHORT-TERM INVESTMENTS (Cost $5,937,551)		5,937,551

INVESTMENTS AT VALUE (Cost $51,060,176) - 100.02%		$53,750,409

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.02%)		(10,200)

NET ASSETS - 100.00%		$53,740,209

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at March 31, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

MSCI - Morgan Stanley Capital International

PIMCO - Pacific Investment Management Company LLC

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

COMMON STOCK - 8.89%	Shares	Value

Auto Manufacturers - 0.69%
Tesla, Inc. (a)	1,090	$282,484

Computers - 0.48%
Apple, Inc.	890	197,696

Electric - 0.35%
Oklo, Inc. (a)	6,700	144,921

Internet - 3.48%
Alphabet, Inc. - Class A	2,500	386,600
Amazon.com, Inc. (a)	1,560	296,806
DoorDash, Inc. - Class A (a)	1,060	193,736
Meta Platforms, Inc. - Class A	640	368,870
Robinhood Markets, Inc. - Class A (a)	4,200	174,804
		1,420,816
Retail - 0.46%
Costco Wholesale Corp.	200	189,156

Semiconductors - 1.41%
Broadcom, Inc.	1,110	185,847
NVIDIA Corp.	3,600	390,168
		576,015
Software - 2.02%
Microsoft Corp.	820	307,820
Palantir Technologies, Inc. - Class A (a)	4,800	405,120
Tempus AI, Inc. (a)	2,320	111,917
		824,857

TOTAL COMMON STOCK (Cost $4,033,002)		3,635,945

EXCHANGE-TRADED FUNDS - 81.33%

Commodity Fund - 0.44%
SPDR Gold Shares (a)	620	178,647

Debt Funds - 8.72%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	18,100	1,821,222
SPDR Bloomberg 1-3 Month T-Bill ETF	19,000	1,742,870
		3,564,092
Equity Funds - 72.17%
Communication Services Select Sector SPDR Fund	9,100	877,695
Consumer Discretionary Select Sector SPDR Fund	3,900	770,094
Direxion NASDAQ-100 Equal Weighted Index Shares	14,400	1,255,536
Energy Select Sector SPDR Fund	3,100	289,695
Financial Select Sector SPDR Fund	22,900	1,140,649
First Trust NASDAQ Technology Dividend Index Fund	5,000	368,050
FT Vest Laddered Buffer ETF (a) (b)	41,800	1,241,042
Industrial Select Sector SPDR Fund	2,280	298,840
Innovator U.S. Equity Accelerated ETF - Quarterly (a) (b)	29,600	1,028,943
Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	13,800	635,076
iShares Core S&P 500 ETF	720	404,568
iShares Core S&P Mid-Cap ETF	7,000	408,450
iShares Expanded Tech Sector ETF	8,700	788,829
iShares MSCI USA Min Vol Factor ETF	18,900	1,770,174
iShares MSCI USA Momentum Factor ETF	990	200,109
iShares Semiconductor ETF	620	116,665
iShares U.S. Financials ETF	6,000	677,100
iShares U.S. Home Construction ETF	6,200	590,302
iShares U.S. Technology ETF	5,400	758,376
ProShares Ultra QQQ	90,900	8,079,192
ProShares Ultra S&P500	7,200	596,016

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 81.33% (continued)	Shares	Value

Technology Select Sector SPDR Fund (b)	3,700	$763,976
Vanguard Growth ETF (b)	1,030	381,945
Vanguard Total Stock Market ETF (b)	21,200	5,826,608
Vanguard Value ETF (b)	1,410	243,563
		29,511,493

TOTAL EXCHANGE-TRADED FUNDS (Cost $34,020,200)		33,254,232

SHORT-TERM INVESTMENTS - 9.81%
Fidelity Government Portfolio - Institutional Class, 4.23% (c)	4,010,433	4,010,433

SHORT-TERM INVESTMENTS (Cost $4,010,433)		4,010,433

INVESTMENTS AT VALUE (Cost $42,063,635) - 100.03%		$40,900,610

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.03%)		(10,335)

NET ASSETS - 100.00%		$40,890,275

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day yield at March 31, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

MSCI - Morgan Stanley Capital International

PIMCO - Pacific Investment Management Company LLC

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2025 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”), each a diversified series of the Tactical Investment Series Trust (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value, as described below.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to Tactical Fund Advisors, LLC (the “Adviser”) the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board.  The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2025 (Unaudited) (continued)

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and exchange-traded funds/notes (“ETFs”/“ETNs”)) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2025 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of March 31, 2025, by major security type:

Income Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$24,223,347	$—	$—	$24,223,347
Short-Term Investments	1,267,991	—	—	1,267,991
Total Assets	$25,491,338	$—	$—	$25,491,338

Growth Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$9,664,792	$—	$—	$9,664,792
Exchange-Traded Funds (2)	21,821,007	—	—	21,821,007
Short-Term Investments	1,871,645	—	—	1,871,645
Total Assets	$33,357,444	$—	$—	$33,357,444

Quantitative Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$47,812,858	$—	$—	$47,812,858
Short-Term Investments	5,937,551	—	—	5,937,551
Total Assets	$53,750,409	$—	$—	$53,750,409

AlphaGen Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$3,635,945	$—	$—	$3,635,945
Exchange-Traded Funds (2)	33,254,232	—	—	33,254,232
Short-Term Investments	4,010,433	—	—	4,010,433
Total Assets	$40,900,610	$—	$—	$40,900,610

(1)       As of and for the three months ended March 31, 2025, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock and ETFs held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedules of Investments.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2025 (Unaudited) (continued)

INVESTMENT RISKS

Equity Risk: The net asset value of the Funds will fluctuate based on changes in the value of its holdings in U.S. and foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Large Capitalization Risk: The Underlying Funds invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Exchange-Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Leverage Risk: The use of leverage by the funds or ETFs in which the Funds invest, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the funds’ gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the funds have invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Funds’ portfolios are likely to experience greater volatility over short-term periods.

Underlying Fund Risk: Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on March 31, 2025 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Income Fund	$25,489,758	$312,809	$(311,229)	$1,580
Growth Fund	31,979,835	2,579,697	(1,202,088)	1,377,609
Quantitative Fund	51,075,640	4,367,408	(1,692,639)	2,674,769
AlphaGen Fund	42,079,212	1,160,916	(2,339,518)	(1,178,602)